FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The fair values of the Plan's investments at December 31, 2025 and 2024, by asset category, are as follows:

	Assets at Fair Value as of December 31, 2025
	Total	Level 1	Level 2
Mutual funds	$231,806,058	$231,806,058	$—
Company common stock	20,908,453	20,908,453	—
Self-directed brokerage accounts	33,243,764	27,510,301	5,733,463
Total	$285,958,275	$280,224,812	$5,733,463

Investments measured at net asset value:
Pooled separate account - Stable value fund	39,386,629
Common collective trust funds	399,418,222
Total investments, at fair value	$724,763,126

	Assets at Fair Value as of December 31, 2024
	Total	Level 1	Level 2
Mutual funds	$214,916,644	$214,916,644	$—
Company common stock	28,765,613	28,765,613	—
Self-directed brokerage accounts	31,617,032	24,866,264	6,750,768
Total	$275,299,289	$268,548,521	$6,750,768

Investments measured at net asset value:
Pooled separate account - Stable value fund	46,334,880
Common collective trust funds	348,959,462
Total investments, at fair value	$670,593,631
The following tables summarize investments for which fair value is measured using the NAV per share as a practical expedient as of December 31, 2025 and 2024:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
New York Life Insurance Anchor Account	$39,386,629	n/a	Daily	12 Months
Loomis Core Plus Fixed Income	20,601,247	n/a	Daily	Daily
Northern Trust Collective Russell 1000 Growth Fund	64,186,347	n/a	Daily	Daily
T. Rowe Price Retire 2005	2,097,860	n/a	Daily	30 days
T. Rowe Price Retire 2010	798,812	n/a	Daily	30 days
T. Rowe Price Retire 2015	2,502,154	n/a	Daily	30 days
T. Rowe Price Retire 2020	9,125,514	n/a	Daily	30 days
T. Rowe Price Retire 2025	33,179,715	n/a	Daily	30 days
T. Rowe Price Retire 2030	57,951,038	n/a	Daily	30 days
T. Rowe Price Retire 2035	59,829,240	n/a	Daily	30 days
T. Rowe Price Retire 2040	42,576,559	n/a	Daily	30 days
T. Rowe Price Retire 2045	32,557,996	n/a	Daily	30 days
T. Rowe Price Retire 2050	21,227,984	n/a	Daily	30 days
T. Rowe Price Retire 2055	20,502,413	n/a	Daily	30 days
T. Rowe Price Retire 2060	11,779,552	n/a	Daily	30 days
T. Rowe Price Retire 2065	4,364,612	n/a	Daily	30 days
T. Rowe Price Retire 2070	45,008	n/a	Daily	30 days
Acadian All Country World ex US Equity CIT Fund Class F	16,092,171	n/a	Daily	30 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
New York Life Insurance Anchor Account	$46,334,880	n/a	Daily	12 Months
Loomis Core Plus Fixed Income	20,765,433	n/a	Daily	Daily
Northern Trust Collective Russell 1000 Growth Fund	67,605,318	n/a	Daily	Daily
T. Rowe Price Retire 2005	2,376,625	n/a	Daily	30 days
T. Rowe Price Retire 2010	622,278	n/a	Daily	30 days
T. Rowe Price Retire 2015	2,755,113	n/a	Daily	30 days
T. Rowe Price Retire 2020	9,184,477	n/a	Daily	30 days
T. Rowe Price Retire 2025	34,101,122	n/a	Daily	30 days
T. Rowe Price Retire 2030	51,332,543	n/a	Daily	30 days
T. Rowe Price Retire 2035	50,011,819	n/a	Daily	30 days
T. Rowe Price Retire 2040	36,944,529	n/a	Daily	30 days
T. Rowe Price Retire 2045	28,131,015	n/a	Daily	30 days
T. Rowe Price Retire 2050	17,129,865	n/a	Daily	30 days
T. Rowe Price Retire 2055	16,362,823	n/a	Daily	30 days
T. Rowe Price Retire 2060	8,791,447	n/a	Daily	30 days
T. Rowe Price Retire 2065	2,845,055	n/a	Daily	30 days